Intangible assets, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Intangible assets, net
Cost	¥ 432,704		¥ 412,848
Accumulated amortization (Note a)	(79,198)		(74,998)
Impairment	(16,907)		(16,907)
Net amount	336,599		320,943		$ 48,802
Amortization expenses for intangible assets	3,256	$ 472	12,078	¥ 36,539
Expected amortization expenses
2023	3,778
2024	3,778
2025	3,778
2026	3,778
2027	629
Domain names
Intangible assets, net
Cost	14,279		13,334
Accumulated amortization (Note a)	(14,279)		(13,334)
Trademarks
Intangible assets, net
Cost	24,992		6,125
Accumulated amortization (Note a)	(9,269)		(6,040)
Net amount	15,723		85
Payment license
Intangible assets, net
Cost	319,660		319,660
Net amount	¥ 319,660		319,660
Estimated economic life	5 years	5 years
Others
Intangible assets, net
Cost	¥ 73,773		73,729
Accumulated amortization (Note a)	(55,650)		(55,624)
Impairment	(16,907)		(16,907)
Net amount	¥ 1,216		¥ 1,198